Goodwill and Other Intangible Assets (Estimated Amortization Expense) (Details) $ in Millions	Dec. 31, 2020 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2021	$ 66.0
2022	65.0
2023	62.0
2024	55.0
2025	$ 54.0